UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05594

Dryden Short-Term Bond Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 12/31/2007

Date of reporting period: 3/31/2007

Item 1.	Schedule of Investments

DRYDEN SHORT – TERM BOND FUND, INC.

DRYDEN ULTRA SHORT BOND FUND

Schedule of Investments

As of March 31, 2007 (Unaudited)

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 90.0%

ASSET BACKED SECURITIES 18.3%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(c)	Baa1	5.79%	03/15/12	$900	$905,344
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(c)	Baa1	5.82	02/15/12	242	242,190
Citigroup Mortgage Loan Trust, Inc. Ser. 2006-WFH3, Class A2(c)	Aaa	5.42	10/25/36	1,000	999,408
Countrywide Asset Backed, Ser. 2004-7, Class 2AV3(c)(d)	Aaa	5.85	02/25/35	1,000	1,004,971
Countrywide Asset Backed, Ser. 2006-S6, Class A1(c)	Aaa	5.43	03/25/34	821	820,453
First Franklin Mortgage Loan Trust, Ser. 2006- FF13, Class A2B(c)	Aaa	5.42	10/25/36	1,000	999,408
Greenpoint Manufactured Housing, Ser. 2000-6, Class A2(c)	Aaa	5.61	09/22/23	399	398,681
Master Asset Backed Securities Trust, Ser. 2006- WMC3, Class A3(c)	Aaa	5.42	08/25/36	1,000	999,405
MBNA Master Credit Card Trust, Ser. 2000-H, Class C, 144A(c)	BBB(b)	6.52	01/15/13	500	514,163
Morgan Stanley Asset Backed Securities Capital I, Ser. 2006- HE6, Class A2B(c)	Aaa	5.42	09/25/36	1,000	999,174
Nationstar Home Equity Loan Trust, Ser. 2006-B, Class AV2(c)	Aaa	5.45	09/25/36	1,000	999,425
Residential Asset Mortgage Products, Inc., Ser. 2006 - RZ4, Class A1(c)	Aaa	5.41	10/25/36	868	868,387
Vanderbilt Mortgage Finance, Ser. 2002-B, Class A3	Aaa	4.70	10/07/18	395	392,391

Total asset backed securities					10,143,400

COLLATERALIZED MORTGAGE OBLIGATIONS 5.2%
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-C, Class A1(c)	Aaa	5.65	06/25/28	840	841,551
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(c)(d)	Aaa	5.63	10/25/28	885	885,081
Structured Asset Securities Corp., Ser. 2002-1A, Class 2A1(c)	Aaa	6.713	02/25/32	319	317,748
Washington Mutual, Inc., Ser. 2003-AR6, Class A1(c)	Aaa	4.33	06/25/33	834	835,940

Total collateralized mortgage obligations					2,880,320

COMMERCIAL MORTGAGE BACKED SECURITIES 8.1%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A1	AAA(b)	3.411	03/11/41	932	914,377
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1	AAA(b)	7.64	02/15/32	444	452,137
GS Mortgage Securities Corp. II, Ser. 1998-C1, Class B	AAA(b)	6.97	10/18/30	750	765,243
LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A1	Aaa	2.599	05/15/27	2,426	2,373,452

Total commercial mortgage backed securities					4,505,209

CORPORATE BONDS 39.2%
Airlines 0.2%
Continental Airlines Inc., Pass-thru Certs., Ser. 00-2	Baa2	7.487	10/02/10	80	84,400

Automotive 1.3%
DaimlerChrysler North America Holding, Inc., M.T.N.(c)	Baa1	5.82	09/10/07	500	500,766
Johnson Controls, Inc.(c)	Baa1	5.5902	01/17/08	230	230,265

					731,031

Banking 3.1%
J.P. Morgan Chase & Co., Notes, M.T.N.(c)	Aa2	5.4281	12/02/08	1,500	1,500,437
Popular North America Inc., Notes	A2	5.20	12/12/07	230	229,667

					1,730,104

Brokerage 0.8%
Bear Stearns Cos., Inc.	A1	2.875	07/02/08	445	432,607

Cable 0.9%
Cox Communications, Inc.(c)	Baa3	5.905	12/14/07	510	511,538

Capital Goods 2.3%
Cooper Cameron Corp., Sr. Notes	Baa1	2.65	04/15/07	970	968,858
ERAC USA Finance Co., Gtd. Notes, 144A	Baa1	7.35	06/15/08	300	305,428

					1,274,286

Chemicals 2.7%
ICI Wilmington, Inc., Gtd. Notes	Baa2	4.375	12/01/08	1,000	985,222
Potash Corp. of Saskatchewan, Inc., Notes (Canada)	Baa1	7.125	06/15/07	500	501,732

					1,486,954

Electric 2.8%
Pacific Gas & Electric Co., First Mtge.	Baa1	3.60	03/01/09	500	486,702
PacifiCorp., First Mtge.	A3	4.30	09/15/08	600	592,647
Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375	10/01/08	500	494,024

					1,573,373

Energy - Integrated 0.8%
Conocophil AU, Gtd. Notes (c)	A1	5.46	04/09/09	450	450,149

Energy - Other 2.8%
Anadarko Petroleum Corp.(c)	Baa3	5.7549	09/15/09	290	290,617
Ocean Energy, Inc., Gtd. Notes	Baa3	4.375	10/01/07	1,240	1,233,318

					1,523,935

Foods 2.4%
Cargill, Inc., 144A	A2	3.625	03/04/09	580	564,729
Fred Meyer, Inc.	Baa2	7.45	03/01/08	250	254,758
Miller Brewing Co., 144A	Baa1	4.25	08/15/08	500	492,407

					1,311,894

Gaming 1.5%
Harrah’s Operating, Inc., Gtd. Notes	Baa3	7.125	06/01/07	850	853,188

Health Care & Insurance 0.5%
Wellpoint, Inc., Notes	Baa1	4.25	12/15/09	270	264,484

Health Care & Pharmaceutical 1.1%
Anthem, Inc., Notes	Baa1	3.50	09/01/07	400	396,682
Hospira, Inc., Notes	Baa3	4.95	06/15/09	190	187,954

					584,636

Insurance 0.6%
Hartford Financial Services Group	A2	5.55	08/16/08	350	351,498

Lodging 2.4%
Carnival Corp., Gtd. Notes (Panama)	A3	3.75	11/15/07	1,000	990,544
P & O Princess, Notes (United Kingdom)	A3	7.30	06/01/07	330	330,879

					1,321,423

Media & Entertainment 0.8%
Chancellor Media Corp.	Baa3	8.00	11/01/08	420	435,170

Pipelines & Other 2.1%
Atmos Energy Corp.(c)	Baa3	5.735	10/15/07	560	560,338
Enterprise Products Operating LP, Sr. Notes	Baa3	4.00	10/15/07	300	297,813
Oneok, Inc., Sr. Unsecured Notes	Baa2	5.51	02/16/08	320	320,510

					1,178,661

Railroads 2.3%
CSX Corp., Notes	Baa2	7.45	05/01/07	865	866,238
Union Pacific Corp., Notes	Baa2	5.75	10/15/07	400	400,633

					1,266,871

Real Estate Investment Trust 2.8%
Archstone-Smith Trust, Notes	Baa1	5.00	08/15/07	845	843,938
Mack-Cali Realty LP, Notes	Baa2	7.25	03/15/09	189	195,725
Shurgard Storage Centers, Inc., Notes	A3	7.625	04/25/07	500	500,445

					1,540,108

Retail 1.2%
May Department Stores Co., Notes(a)	Baa2	3.95	07/15/07	685	681,511

Technology 0.6%
Motorola, Inc., Notes	Baa1	4.608	11/16/07	310	308,314

Telecommunications 3.2%
Deutsche Telekom International Fin. (Germany)	A3	8.00	06/15/10	305	330,625
Telecom Italia Capital (Luxembourg)	Baa2	4.00	11/15/08	250	245,069
Telus Corp., Notes (Canada)	Baa1	7.50	06/01/07	1,215	1,218,847

					1,794,541

Total corporate bonds					21,690,676

U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES 19.2%
Federal National Mortgage Association		4.00	07/01/10	2,382	2,317,018
Federal National Mortgage Association (c)		4.456	02/01/33	1,450	1,480,885
Federal National Mortgage Association (c)		4.715	12/01/32	560	568,532
Federal National Mortgage Association (c)		4.917	12/01/32	622	624,393
Federal National Mortgage Association (c)		4.916	07/01/33	840	845,389
Federal National Mortgage Association		6.50	06/01/16	267	273,424
Government National Mortgage Association		5.50	05/15/33-06/15/33	2,099	2,089,833
Government National Mortgage Association		7.00	07/15/33	241	251,870
Government National Mortgage Association		6.00	10/15/33-11/15/34	2,133	2,164,549

Total U.S. government agency mortgage backed securities					10,615,893

Total long-term investments (cost $50,526,797)					49,835,498

				Shares
SHORT-TERM INVESTMENTS 24.2%
Affiliated Money Market Mutual Fund 10.4%
Dryden Core Investment Fund - Taxable Money Market Series (cost $5,762,744)(e)				5,762,744	5,762,744

Total Investments 100.5% (cost $56,289,541)(f)					55,598,242
Liabilities in excess of other assets(g) (0.5%)					(251,128)

Total Net Assets 100.0%					$55,347,114

*	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

LP—Limited Partnership

M.T.N.—Medium Term Note

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.
(b)	Standard & Poor’s rating.
(c)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at March 31, 2007.
(d)	Indicates a security that has been deemed illiquid.
(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund–Taxable Money Market Series.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$56,540,153	$22,880	$(964,791)	$(941,911)

(g)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Open future contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at March 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Short Positions:
42	U.S. Treasury 2 Yr. Notes	June 2007	$8,605,406	$8,608,003	$2,597
13	U.S. Treasury 5 Yr. Notes	June 2007	1,375,359	1,369,851	(5,508)

					$(2,911)

Dryden Short Term Bond Fund, Inc.

Dryden Short Term Corporate Bond Fund

Schedule of Investments

as of March 31, 2007 (Unaudited)

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.1%
ASSET BACKED SECURITIES 0.3%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(b)	Baa1	5.790%	3/15/12	$430	$432,554
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(b)	Baa1	5.820	2/15/12	268	268,139
First Franklin NIM Trust, Series 2006-FF4N, Class N1, 144A	A(c)	5.500	3/25/36	120	119,904

Total asset backed securities (cost $817,402)					820,597

COMMERCIAL MORTGAGE BACKED SECURITIES 8.1%
Banc of America Commercial Mortgage Inc., Ser. 2004-4, Class A3	AAA(c)	4.128	7/10/42	2,800	2,740,359
Deutsche Mortgage and Asset Receiving Corp., Ser. 1998-C1, Class B	Aaa	6.664	6/15/31	570	574,284
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(c)	7.620	6/10/33	896	950,486
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(c)	4.853	7/10/45	1,575	1,563,059
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(c)	4.207	12/10/41	1,000	978,082
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285	7/05/35	1,500	1,446,762
GS Mortgage Secs. Corp. II, Ser. 1998-C1, Class B	AAA(c)	6.970	10/18/30	1,650	1,683,535
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128	1/12/38	1,550	1,516,045
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class A2	Aaa	4.851	8/15/42	1,800	1,784,561
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(c)	4.885	9/15/30	1,800	1,790,496
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	7/12/38	1,800	1,791,659
Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(c)	4.809	1/14/42	1,900	1,885,706
Salomon Brothers Mortgage Securities, Inc., Ser. 2001-C2, Class A2	Aaa	6.168	2/13/10	2,490	2,507,903

Total commercial mortgage backed securities (cost $21,941,936)					21,212,937

CORPORATE BONDS 89.3%
Aerospace/Defense 1.4%
BAE Systems Holdings, Inc., Notes,144A	Baa2	4.750	8/15/10	1,240	1,222,237
Goodrich Corp.	Baa3	7.500	4/15/08	385	392,719
Northrop Grumman Corp., Gtd. Notes	Baa2	7.125	2/15/11	340	363,603
Raytheon Co.	Baa1	6.000	12/15/10	482	499,048
Raytheon Co.	Baa1	6.150	11/01/08	463	470,820
Raytheon Co., Sr. Notes	Baa1	6.550	3/15/10	800	834,920

					3,783,347

Airlines 0.7%
American Airline, Inc.	Baa2	7.858	10/01/11	205	223,081
American Airlines, Inc.	Ba1	6.817	5/23/11	400	409,000
Continental Airlines Inc.	Ba1	7.373	12/15/15	253	253,864
Continental Airlines, Inc.	Baa2	7.487	10/02/10	910	960,050

					1,845,995

Automotive 2.8%
DaimlerChrysler North America Holding Corp. M.T.N.	Baa1	5.750	9/08/11	1,155	1,173,401
DaimlerChrysler North America Holding, Inc., M.T.N.(b)	Baa1	5.820	9/10/07	980	981,500
DaimlerChrysler North America Holding, Inc.	Baa1	4.050	6/04/08	3,315	3,265,248
DaimlerChrysler North America Holding, Inc.	Baa1	4.875	6/15/10	260	257,362
Equus Cayman Finance Ltd., Notes (Cayman Islands), 144A	Baa3	5.500	9/12/08	500	500,678
Johnson Controls, Inc.	Baa1	5.250	1/15/11	1,195	1,196,686

					7,374,875

Banking 4.0%
Bank of America Corp.	Aa1	5.375	8/15/11	1,340	1,355,303
Credit Suisse First Boston	Aa3	4.875	8/15/10	1,615	1,607,350
HSBC Bank USA, Sr. Notes	Aa2	3.875	9/15/09	1,775	1,722,946
ICICI Bank Ltd. (India), 144A	Baa2	5.900	1/12/10	420	420,488
ICICI Bank, Ltd., Notes (Singapore),144A	Baa2	5.750	11/16/10	440	442,559
JP Morgan Chase & Co.	Aa2	5.600	6/01/11	1,525	1,550,750
JP Morgan Chase & Co., Sub. Notes	Aa3	6.750	2/01/11	500	525,803
PNC Funding Corp.	A2	6.125	2/15/09	400	406,678
Popular North America, Inc., Notes	A2	5.200	12/12/07	670	669,031
Wells Fargo & Co., Sr. Notes	Aa1	4.200	1/15/10	1,815	1,775,704

					10,476,612

Brokerage 5.4%
Bear Stearns Cos., Inc.	A1	5.350	2/01/12	1,305	1,307,558
Goldman Sachs Group, Inc.	Aa3	5.000	1/15/11	2,370	2,353,256
Goldman Sachs Group, Inc.	Aa3	6.600	1/15/12	375	395,865
Lehman Brothers Holdings, Inc., M.T.N.	A1	3.950	11/10/09	1,955	1,903,847
Lehman Brothers Holdings, Inc.	A1	4.250	1/27/10	435	426,109
Lehman Brothers Holdings, M.T.N.	A1	5.250	2/06/12	1,520	1,518,606
Merrill Lynch & Co., Inc., Notes	Aa3	4.250	2/08/10	2,055	2,005,029
Morgan Stanley Dean Witter	Aa3	3.875	1/15/09	1,080	1,058,111
Morgan Stanley Dean Witter	Aa3	4.000	1/15/10	1,160	1,127,455
Morgan Stanley Dean Witter	Aa3	5.625	1/09/12	2,000	2,026,278

					14,122,114

Building Materials & Construction 2.1%
American Standard, Inc.	Baa3	8.250	6/01/09	280	295,693
American Standard, Inc., Gtd. Notes	Baa3	7.625	2/15/10	810	858,436
CRH America, Inc.	Baa1	5.625	9/30/11	570	576,404
DR Horton, Inc.	Baa3	5.000	1/15/09	1,000	986,821
Hanson PLC, Sr. Unsub. (United Kingdom)	Baa1	7.875	9/27/10	620	670,558
Lafarge SA (France)	Baa2	6.150	7/15/11	700	721,939
RPM International, Inc., Sr. Notes	Baa3	4.450	10/15/09	830	812,892
Ryland Group, Inc., Sr. Notes	Baa3	5.375	6/01/08	500	499,280

					5,422,023

Cable 2.7%
Comcast Cable Communications, Inc.	Baa2	6.200	11/15/08	800	812,078
Comcast Cable Communications, Inc., Sr. Notes	Baa2	6.750	1/30/11	810	852,965
Comcast Corp.	Baa2	5.450	11/15/10	1,145	1,155,037
Comcast Cable Communications, Inc.	Baa2	8.375	5/01/07	670	671,516
Cox Communications, Inc.	Baa3	3.875	10/01/08	585	573,704
Cox Communications, Inc.	Baa3	5.905	12/14/07	830	832,503
Cox Communications, Inc.	Baa3	4.625	1/15/10	725	715,196
Cox Communications, Inc.	Baa3	6.750	3/15/11	390	410,184
Cox Communications, Inc.	Baa3	7.875	8/15/09	290	307,220
Cox Enterprises, 144A(e) (cost $805,662; purchased 01/25/06)	Baa3	4.375	5/01/08	825	812,120

					7,142,523

Capital Goods 3.2%
Caterpillar Financial Services Corp.	A2	4.300	6/01/10	1,075	1,051,482
Cooper Cameron Corp., Sr. Notes	Baa1	2.650	4/15/07	830	829,022
ERAC USA Finance Co., 144A	Baa1	5.610	8/28/09	610	611,363
ERAC USA Finance Co., 144A	Baa1	7.350	6/15/08	830	845,018
ERAC USA Finance Co., 144A	Baa1	8.000	1/15/11	180	196,594
ERAC USA Finance Co., Gtd. Notes, 144A	Baa1	5.300	11/15/08	185	184,470
FedEx Corp.	Baa2	3.500	4/01/09	1,000	968,782
Honeywell International, Inc.	A2	7.500	3/01/10	220	234,544
Steelcase, Inc.	Ba1	6.500	8/15/11	1,000	1,026,945
Textron Financial Corp.	A3	4.600	5/03/10	895	882,747
Tyco International Group SA (Luxembourg)	Baa3	6.125	1/15/09	185	188,347
Tyco International Group SA (Luxembourg), Gtd. Notes	Baa3	6.750	2/15/11	830	884,665
Waste Management, Inc., Sr. Notes	Baa3	6.500	11/15/08	540	549,709

					8,453,688

Chemicals 1.9%
Dow Chemical Co.	A3	5.000	11/15/07	400	398,526
ICI Wilmington, Inc., Gtd. Notes	Baa2	4.375	12/01/08	1,300	1,280,789
Lubrizol Corp., Notes	Baa3	5.875	12/01/08	1,000	1,011,559
Lubrizol Corp., Sr. Notes	Baa3	4.625	10/01/09	900	889,110
Potash Corp. of Saskatchewan, Inc. (Canada)	Baa1	7.125	6/15/07	500	501,732
Union Carbide Corp.	Ba2	6.700	4/01/09	800	814,270

					4,895,986

Consumer 0.7%
Fortune Brands, Inc.	Baa2	5.125	1/15/11	555	550,059
Realogy Corp., 144A	Ba3	6.150	10/15/11	75	76,688
Western Union Co.	A3	5.400	11/17/11	690	691,071
Whirlpool Corp.	Baa2	6.125	6/15/11	415	424,563

					1,742,381

Electrical Utilities 7.6%
Alabama Power Co., Series HH	A2	5.100	2/01/11	835	833,821
Appalachian Power Co.	Baa2	3.600	5/15/08	750	735,815
Appalachian Power Co., Sr. Notes	Baa2	4.400	6/01/10	1,000	976,515
Arizona Public Service Co.	Baa2	6.375	10/15/11	565	585,971
Consolidated Edison Co. of New York, Inc., Sr. Notes	A1	4.700	6/15/09	660	654,963
Consumers Energy Co.	Baa2	4.250	4/15/08	1,000	989,508
Consumers Energy Co.	Baa2	4.400	8/15/09	710	695,659
Dominion Resources, Inc.	Baa2	4.750	12/15/10	1,170	1,153,413
Dominion Resources, Inc.	Baa2	5.687	5/15/08	510	511,187
DTE Energy Co.	Baa2	5.630	8/16/07	810	810,600
East Coast Power LLC, Sr. Notes	Baa3	6.737	3/31/08	94	116,190
Empresa Nacional de Electricidad S.A., Bonds, Ser. B (Chile)	Baa3	8.500	4/01/09	460	487,048
Exelon Generation Co. LLC	Baa1	6.950	6/15/11	615	644,693
FirstEnergy Corp., Notes, Ser. B	Baa3	6.450	11/15/11	550	576,489
FPL Group Capital, Inc.	A2	5.551	2/16/08	1,050	1,051,090
FPL Group Capital, Inc.	A2	5.625	9/01/11	275	279,764
Pacific Gas & Electric Co.	Baa1	3.600	3/01/09	1,200	1,168,084
Pacific Gas & Electric Co.	Baa1	4.200	3/01/11	505	488,902
PacifiCorp., First Mortgage	A3	4.300	9/15/08	1,000	987,745
PPL Electric Utilities Corp.	A3	5.875	8/15/07	500	500,738
Progress Energy, Inc., Senior Notes	A2	4.500	6/01/10	705	692,077
PSEG Power LLC	Baa1	6.950	6/01/12	260	277,680
Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375	10/01/08	1,100	1,086,851
Puget Energy, Inc.	Baa2	3.363	6/01/08	750	732,827
Southern Co., Ser. A	A3	5.300	1/15/12	165	166,100
Tampa Electric Co.	Baa2	5.375	8/15/07	1,100	1,099,676
TXU Electric Delivery Co., 144A(b)	Baa2	5.725	9/16/08	1,000	999,850
Xcel Energy, Inc., Senior Notes	Baa1	3.400	7/01/08	620	606,583

					19,909,839

Energy - Integrated 1.1%
Burlington Resources Finance Co. (Canada)	A2	6.400	8/15/11	470	493,225
ConocoPhillips Co., Notes	A1	8.750	5/25/10	1,060	1,176,562
Marathon Oil Corp., Notes	Baa1	6.125	3/15/12	335	347,025
TNK-BP Finance SA (Luxembourg), 144A	Baa2	6.875	7/18/11	750	769,688

					2,786,500

Energy - Other 1.2%
Anadarko Petroleum Corp.	Baa3	5.7549	9/15/09	1,100	1,102,340
Delek & Avner Yam Tethys Ltd. (Israel), 144A(f)	Baa3	5.326	8/01/13	371	363,288
Nabors Holdings 1 Ulc.	A3	4.875	8/15/09	240	237,382
Valero Energy Corp., Sr. Notes	Baa3	3.500	4/01/09	1,000	969,860
Western Oil Sands, Inc. (Canada)	Ba3	8.375	5/01/12	500	558,750

					3,231,620

Foods 6.2%
Anheuser-Busch Cos., Inc.	A2	5.125	10/01/08	143	142,267
Brown-Forman Corp.	A2	5.200	4/01/12	1,005	1,001,075
Bunge Ltd. Finance Corp.	Baa2	4.375	12/15/08	1,500	1,475,990
Cadbury Schweppes US Finance LLC, Notes, 144A	Baa2	3.875	10/01/08	895	876,218
Cargill, Inc., Notes, 144A	A2	3.625	3/04/09	500	486,835
ConAgra Foods, Inc., Notes	Baa2	7.875	9/15/10	990	1,071,700
Delhaize America, Inc., Gtd. Notes	Ba1	8.125	4/15/11	1,000	1,093,831
Diageo Capital PLC (United Kingdom)	A3	4.375	5/03/10	275	269,597
Diageo Capital PLC (United Kingdom)	A3	5.125	1/30/12	540	537,372
Fred Meyer, Inc.	Baa2	7.450	3/01/08	1,600	1,630,449
HJ Heinz Co., Notes, 144A	Baa2	6.428	12/01/08	530	539,158
Kellogg Co., Notes, Ser. B	A3	6.600	4/01/11	805	846,037
Kraft Foods, Inc.	A3	4.000	10/01/08	1,175	1,153,243
Miller Brewing Co., 144A	Baa1	4.250	8/15/08	1,000	984,814
Pepsi Amercas, Inc.	Baa1	5.625	5/30/11	285	288,444
SABMiller Plc, 144A (United Kingdom)	Baa1	6.200	7/01/11	650	671,152
Safeway, Inc.	Baa2	4.125	11/01/08	520	511,401
Safeway, Inc.	Baa2	4.950	8/16/10	780	770,751
Tricon Global Restaurants, Inc., Sr. Notes	Baa2	7.650	5/15/08	500	511,921
Whitman Corp.	Baa1	6.375	5/01/09	895	915,282
Yum! Brands, Inc., Sr. Notes	Baa2	8.875	4/15/11	330	370,524

					16,148,061

Foreign Government Bond 2.2%
Export-Import Bank of Korea (The) (South Korea), 144A	Aa3	4.125	2/10/09	1,530	1,501,574
Korea Development Bank, Notes (South Korea)	A3	4.750	7/20/09	1,210	1,199,099
Pemex Project Funding Master Trust (Mexico)	BBB(c)	9.375	12/02/08	1,135	1,204,235
Pemex Project Funding Master Trust (Mexico)	Baa1	8.500	2/15/08	750	767,625
Pemex Project Funding Master Trust (Mexico)	Baa1	8.850	9/15/07	950	962,825
Pemex Project Funding Master Trust (Mexico)	Baa1	9.125	10/13/10	205	229,498

					5,864,856

Gaming 1.0%
Harrah’s Operating Co., Inc., Gtd. Notes	Baa3	7.125	6/01/07	1,920	1,927,200
MGM Mirage, Inc., Gtd. Notes	Ba2	6.000	10/01/09	700	700,875

					2,628,075

Health Care & Pharmaceutical 3.5%
AmerisourceBergen Corp.	Ba1	5.625	9/15/12	600	601,259
Baxter Finco BV (Netherlands)	Baa1	4.750	10/15/10	830	819,813
Baxter International, Inc., Sr. Unsec. Notes	Baa1	5.196	2/16/08	720	719,428
Boston Scientific Corp.	Baa3	6.000	6/15/11	1,320	1,337,411
Hospira, Inc., Notes	Baa3	4.950	6/15/09	670	662,783
Hospira, Inc., Sr. Notes	Baa3	5.550	3/30/12	375	375,148
McKesson Corp.	Baa3	5.250	3/01/13	515	513,430
Medtronic, Inc., Ser. B, Sr. Notes	A1	4.375	9/15/10	1,100	1,078,789
Merck & Co., Inc.	Aa3	5.125	11/15/11	565	566,752
Quest Diagnostics, Inc.	Baa2	5.125	11/01/10	535	530,562
Wyeth	A3	4.375	3/01/08	730	723,113
Wyeth	A3	6.950	3/15/11	1,125	1,196,079

					9,124,567

Health Care Insurance 2.4%
Aetna, Inc.	A3	5.750	6/15/11	1,290	1,316,947
Anthem, Inc.	Baa1	3.500	9/01/07	510	505,769
Cigna Corp.	Baa2	6.375	10/15/11	606	633,589
United Healthcare	A3	5.250	3/15/11	1,500	1,505,825
Wellpoint, Inc.	Baa1	5.000	1/15/11	1,330	1,323,303
Wellpoint, Inc., Notes	Baa1	4.250	12/15/09	1,000	979,570

					6,265,003

Insurance 2.6%
American International Group, Inc., M.T.N.	Aa2	4.950	3/20/12	1,000	992,257
Chubb Corp.	A2	5.472	8/16/08	1,370	1,374,749
Hartford Financial Services Group, Inc.	A2	5.250	10/15/11	405	406,111
ING Security Life Institutional Funding, 144A	Aa3	4.250	1/15/10	1,100	1,077,069
Marsh & McLennan Cos., Inc.	Baa2	3.625	2/15/08	500	492,301
Principal Life Income Funding Trust	Aa2	5.200	11/15/10	740	744,269
Progressive Corp (The)	A1	6.375	1/15/12	875	918,245
Unitrin, Inc.	Baa1	5.750	7/01/07	910	910,451

					6,915,452

Lodging 1.2%
Carnival Corp., Gtd. Notes (Panama)	A3	3.750	11/15/07	1,155	1,144,078
Hilton Hotels Corp.	Ba1	7.200	12/15/09	470	488,800
P & O Princess Cruises PLC	A3	7.300	6/01/07	440	441,173
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	Ba1	8.000	5/15/10	1,000	1,063,543

					3,137,594

Media & Entertainment 2.6%
AMFM, Inc.	Baa3	8.000	11/01/08	820	849,618
Intl. Speedway Corp.	Baa2	4.200	4/15/09	1,250	1,221,579
News America Holdings, Inc.	Baa2	7.375	10/17/08	875	900,470
Time Warner, Inc.	Baa2	5.500	11/15/11	380	383,066
Time Warner, Inc., Gtd. Notes(a)	Baa2	6.750	4/15/11	1,375	1,449,071
Viacom, Inc.	Baa3	5.750	4/30/11	1,190	1,206,332
Viacom, Inc.	Baa3	6.625	5/15/11	810	846,713

					6,856,849

Metals 0.8%
Alcan Aluminum Ltd. (Canada)	Baa1	6.250	11/01/08	815	826,018
BHP Billiton Finance Ltd. (Australia)	A1	5.125	3/29/12	400	398,868
BHP Billiton Finance USA Ltd. (Australia)	A1	5.000	12/15/10	825	821,484

					2,046,370

Non Captive Finance 5.9%
American Express Credit Corp.	Aa3	5.000	12/02/10	1,100	1,099,651
Capital One Bank	A2	4.250	12/01/08	690	679,243
Capital One Financial Co.	A3	5.700	9/15/11	230	232,331
CIT Group, Inc.	A2	5.400	2/13/12	605	606,199
CIT Group, Inc.	A2	5.600	4/27/11	1,095	1,105,969

CIT Group, Inc., Sr. Notes	A2	4.250	2/01/10	555	542,680
CIT Group, Inc., Sr. Notes	A2	5.500	11/30/07	2,285	2,286,426
Countrywide Home Loans, Inc.	A3	4.125	9/15/09	500	486,270
Countrywide Home Loans, Inc.	A3	4.250	12/19/07	1,930	1,913,107
HSBC Finance Corp.	Aa3	4.750	5/15/09	1,100	1,090,538
HSBC Finance Corp.	Aa3	4.750	4/15/10	1,265	1,251,667
International Lease Finance Corp., Notes, M.T.N.	A1	5.450	3/24/11	635	643,005
International Lease Finance Corp., Unsub.	A1	3.500	4/01/09	30	29,095
iStar Financial, Inc.	Baa2	5.500	6/15/12	575	572,373
Residential Capital Corp.	Baa3	6.000	2/22/11	375	369,907
Residential Capital Corp., Sr. Unsec. Notes	Baa3	6.375	6/30/10	1,895	1,894,490
Xstrata Finance Canada, 144A	Baa2	5.500	11/15/11	580	583,267

					15,386,218

Non-Corporate 0.5%
Mexico Government International Bond (Mexico)	Baa1	6.060	1/13/09	1,355	1,366,518

Paper 0.5%
International Paper Co.	Baa3	4.250	1/15/09	740	726,243
Weyerhaeuser Co.	Baa2	5.950	11/01/08	640	645,598

					1,371,841

Pipelines & Other 2.6%
Atmos Energy Corp., Notes	Baa3	4.000	10/15/09	620	601,591
Atmos Energy Corp.(b)	Baa3	5.735	10/15/07	790	790,478
Duke Energy Field Services LLC, Notes	Baa2	7.875	8/16/10	1,315	1,420,597
Enterprise Products Operating LP, Sr. Notes	Baa3	4.000	10/15/07	750	744,533
Enterprise Products Operating LP, Sr. Notes	Baa3	4.625	10/15/09	920	908,002
ONEOK Partners LP	Baa2	5.900	4/01/12	600	615,896
Oneok, Inc., Sr. Unsec. Notes	Baa2	5.510	2/16/08	880	881,402
Sempra Energy, Sr. Notes	Baa1	4.621	5/17/07	270	269,711
Spectra Energy Capital LLC	Baa1	7.500	10/01/09	495	520,797

					6,753,007

Railroads 2.2%
Burlington Northern Santa Fe Corp.	Baa1	5.900	7/01/12	445	455,608
Burlington Northern Santa Fe Corp.	Baa1	6.750	7/15/11	705	742,516
Canadian National Railway Co. (Canada)	A3	4.250	8/01/09	720	706,172
CSX Corp.	Baa2	4.875	11/01/09	300	296,875
CSX Corp.	Baa2	6.750	3/15/11	315	329,024
Norfolk Southern Corp.	Baa1	8.625	5/15/10	845	923,111
Union Pacific Corp.	Baa2	5.750	10/15/07	700	701,107
Union Pacific Corp.	Baa2	6.650	1/15/11	500	522,729
Union Pacific Corp., M.T.N.	Baa2	6.790	11/09/07	1,000	1,006,779

					5,683,921

Real Estate Investment Trust 3.4%
Archstone-Smith Trust	Baa1	5.000	8/15/07	875	873,900
AvalonBay Communities, Inc.	Baa1	5.500	1/15/12	590	595,293
Brandywine Operating Partners	Baa3	5.750	4/01/12	585	593,596
BRE Properties, Inc., Sr. Notes	Baa2	4.875	5/15/10	700	695,864
Duke Realty LP	Baa1	3.500	11/01/07	800	791,000
Duke Realty LP	Baa1	5.625	8/15/11	440	445,103

Equity One, Inc., Gtd. Notes	Baa3	3.875	4/15/09	500	484,615
ERP Operating LP	Baa1	4.750	6/15/09	650	642,191
Mack-Cali Realty LP, Notes	Baa2	7.250	3/15/09	785	812,930
Nationwide Health Properities, Inc.	Baa3	6.500	7/15/11	240	246,874
Shurgard Storage Centers, Inc.	A3	7.625	4/25/07	750	750,668
Simon Property Group LP	A3	4.600	6/15/10	1,100	1,081,344
Simon Property Group LP	A3	5.600	9/01/11	365	370,667
Simon Property Group LP	A3	5.750	5/01/12	390	398,745

					8,782,790

Retail 2.3%
Federated Department Stores, Inc., Sr. Notes	Baa2	6.625	9/01/08	1,300	1,320,095
Federated Retail Holdings, Inc.	Baa2	5.350	3/15/12	575	573,495
Gap, Inc. (The), Notes	Ba1	6.900	9/15/07	1,725	1,734,919
Home Depot, Inc.	Aa3	4.625	8/15/10	940	924,656
JC Penney Co., Inc.	Baa3	7.375	8/15/08	300	307,877
JC Penney Co., Inc., Sr. Unsec’d. Notes	Baa3	8.000	3/01/10	985	1,054,976

					5,916,018

Sovereign 1.2%
Republic of South Africa (South Africa)	Baa1	9.125	5/19/09	700	752,500
United Mexican States (Mexico)	Baa1	9.875	2/01/10	2,225	2,496,450

					3,248,950

Technology 2.5%
Equifax, Inc., Notes	Baa1	4.950	11/01/07	290	288,851
Fiserv, Inc.	Baa1	4.000	4/15/08	650	639,907
Hewlett Packard Co.	A2	5.250	3/01/12	900	905,742
Hewlett-Packard Co.	A2	5.500	7/01/07	500	499,956
Intuit, Inc.	Baa2	5.400	3/15/12	575	573,250
Jabil Circuit, Inc., Sr. Notes	Ba2	5.875	7/15/10	785	780,898
Motorola, Inc., Notes	Baa1	4.608	11/16/07	750	745,920
Motorola, Inc., Sr. Notes	Baa1	8.000	11/01/11	425	468,716
Xerox Corp.	Baa3	7.125	6/15/10	1,500	1,575,737

					6,478,977

Telecommunications 10.9%
America Movil SA de CV (Mexico)(b)	A3	5.985	4/27/07	1,000	1,000,000
AT&T Corp., Sr. Notes	A2	7.300	11/15/11	2,185	2,371,940
AT&T Wireless Services, Inc., Sr. Notes	A2	7.500	5/01/07	400	400,646
BellSouth Corp., Notes	A2	4.200	9/15/09	1,545	1,512,862
British Telecom. PLC, Unsub. Notes (United Kingdom)	Baa1	7.000	5/23/07	950	951,371
CenturyTel Inc., Sr. Notes	Baa2	4.628	5/15/07	1,000	999,132
Cingular Wireless Services, Inc., Notes	A2	8.125	5/01/12	415	467,155
Deutsche Telekom International Finance (Netherlands)	A3	8.000	6/15/10	2,495	2,704,620
France Telecom	A3	7.750	3/01/11	1,860	2,026,429
GTE Corp.	Baa1	7.510	4/01/09	820	854,641
Koninklijke (Royal) KPN NV, Sr. Unsub. Notes (Netherlands)	Baa2	8.000	10/01/10	575	623,724
SBC Communications, Inc.	A2	4.125	9/15/09	1,250	1,221,868
Sprint Capital Corp.	Baa3	6.125	11/15/08	750	759,537

Sprint Capital Corp.	Baa3	6.375	5/01/09	590	602,650
Sprint Capital Corp.	Baa3	7.625	1/30/11	645	693,458
Telecom Italia Capital SA (Luxembourg)	Baa2	4.000	11/15/08-1	1,500	1,470,416
Telecom Italia Capital SA (Luxembourg)	Baa2	4.000	11/15/08-1	650	627,986
Telecom Italia Capital SA (Luxembourg)	Baa2	6.200	7/18/11	720	738,978
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.750	9/15/10	2,265	2,440,678
TELUS Corp., Notes (Canada)	Baa1	7.500	6/01/07	1,488	1,492,713
TELUS Corp. (Canada), Notes	Baa1	8.000	6/01/11	820	898,085
Verizon Global Funding Corp.	A3	5.350	2/15/11	500	502,926
Verizon Global Funding Corp.	A3	7.250	12/01/10	725	774,387
Vodafone Group PLC	A3	5.350	2/27/12	960	962,443
Vodafone Group PLC, (United Kingdom)	A3	5.500	6/15/11	630	636,779
Vodafone Group PLC, Sr. Notes (United Kingdom)	A3	7.750	2/15/10	750	800,540

					28,535,964

Tobacco
Altria Group, Inc.	Baa1	5.625	11/04/08	30	30,178

Total corporate bonds (cost $234,362,614)					233,728,712

U.S. TREASURY OBLIGATIONS 0.4%
United States Treasury Notes (cost $1,107,279)		4.625	2/29/12	1,101	1,105,086

Total long-term investments (cost $258,229,231)					256,867,332

				Shares
SHORT-TERM INVESTMENT 0.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $1,471,690)(d)				1,471,690	1,471,690

Total Investments 98.7% (cost $259,700,921)(g)					258,339,022
Other assets in excess of liabilities(h) 1.3%					3,317,739

Net Assets 100.0%					$261,656,761

*	The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

The following abbreviations are used in the portfolio descriptions:

LP—Limited Partnership

LLC—Limited Liability Company

M.T.N.—Medium Term Note

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.
(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate in effect at March 31, 2007.

(c)	Standard & Poor’s rating.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Indicates a restricted security. The aggregate cost of the restricted security is $805,662. The aggregate value of $812,120 is approximately 0.3% of net assets.
(f)	Indicates an illiquid security.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$262,647,344	$863,096	$(5,171,418)	$(4,308,322)

(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) of financial futures and credit default swap agreements as follows:

Details of open financial futures contracts at March 31, 2007:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Appreciation
	Long Positions
230	U.S. T-Notes 5 Yr	June 07	$24,333,281	$24,241,654	$91,627
62	U.S. T-Notes 2 Yr	June 07	12,703,219	12,673,304	29,915

					$121,542

Details of the credit default swap agreements outstanding as of March 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Depreciation
Morgan Stanley Capital Services (1)	12/20/2009	$830	0.60%	RPM International, Inc.	$(9,010)

(1)	The Fund pays a fixed rate and receives par from the counterparty in the event that the underlying bond defaults.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short Term Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2007

*	Print the name and title of each signing officer under his or her signature.